Other Liabilities, Provisions and Commitments - Summary of Other Current Financial Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [abstract]
Sundry creditors	$ 710	$ 1,196
Derivative financial instruments	1,252	320
Dividends payable	124	196
Other current financial liabilities	$ 2,086	$ 1,712